3. MATERIAL ACCOUNTING POLICIES: Lease Liabilities: Schedule of Right of Use Asset Particulars (Details)	12 Months Ended
Dec. 31, 2025 CAD ($)
Details
Depreciation of right-of-use assets	$ 323,329
Interest expense on lease liabilities	76,043
Total cash outflow for leases	$ 333,180